Other disclosures - Related party transactions - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share repurchase programme of Novo Nordisk B shares
Disclosure of subsidiaries [line items]
Share repurchase programme, authorized amount	kr 20,000	kr 1,000
Parent | Novo Holdings A/S
Disclosure of subsidiaries [line items]
Share capital owned (as a percent)	28.10%
Number of votes (as a percent)	76.70%
Purchase of Novo Nordisk B shares	kr 6,695	kr 5,963	kr 4,894
Parent | Novo Holdings A/S | B shares
Disclosure of subsidiaries [line items]
Number of shares acquired (in shares)	11,220,000